INVESTMENT IN UNCONSOLIDATED ENTITY	12 Months Ended
Dec. 31, 2024
INVESTMENT IN UNCONSOLIDATED ENTITY
11. INVESTMENT IN UNCONSOLIDATED ENTITY
Our first joint venture with Carrier, Carrier Enterprise, LLC, which we refer to as Carrier Enterprise I, has a 38.4% ownership interest in RSI, an HVAC distributor operating from 3
6
locations in the Western U.S. Our proportionate share of the net income of RSI is included in other income in our consolidated statements of income. Effective December 18, 2023, Carrier Enterprise I acquired an additional 0.3% ownership interest in RSI for cash consideration of $2,849, of which we contributed $2,279 and Carrier contributed $570. This acquisition increased Carrier Enterprise I’s ownership interest in RSI from 38.1% to 38.4%.
Carrier Enterprise I is a party to a shareholders’ agreement with RSI and its shareholders (the “RSI Shareholders’ Agreement”), consisting of five Sigler second generation family siblings and their affiliates, who collectively own
55.4% of RSI (the “RSI Majority Holders”) and certain next-generation Sigler family members and an employee, who collectively own 6.2
% of RSI (the “RSI Minority Holders” and, together with the RSI Majority Holders, the “RSI Shareholders”). Pursuant to the RSI Shareholders’ Agreement, the RSI Shareholders have the right to sell, and Carrier Enterprise I has the obligation to purchase, their respective shares of RSI for a purchase price determined based on the higher of book value or a multiple of EBIT, the latter of which Carrier Enterprise I used to calculate the price for its
38.4% investment held in RSI. The RSI Shareholders may transfer their respective shares of RSI common stock only to members of the Sigler family or to Carrier Enterprise I, and, at any time from and after the date on which Carrier Enterprise I owns 85% or more of RSI’s outstanding common stock, it has the right, but not the obligation, to purchase from the RSI Shareholders the remaining outstanding shares of RSI common stock. Additionally, Carrier Enterprise I has the right to appoint two of RSI’s six board members. Given Carrier Enterprise I’s 38.4% equity interest in RSI and its right to appoint two
out of RSI’s
six
board members, this investment in RSI is accounted for under the equity method.

On
July 28, 2023, Watsco, Carrier Enterprise I, and the RSI Majority Holders entered into an agreement that (1) provides Carrier Enterprise I the discretion, but not the obligation, to fund up to
80
% of any purchase from the RSI Majority Holders of their RSI common stock, as required under the Shareholders’ Agreement, using Watsco Common stock (the “Offered Shares”), (2) provides that any Offered Shares actually issued would be valued based on the average volume-weighted average price of Watsco’s Common stock for the ten trading days immediately preceding the payment date for the applicable RSI shares, and (3) limits the amount of RSI shares that may be collectively sold by the RSI Majority Holders to Carrier Enterprise I under the Shareholders’ Agreement to $
125,000
during any rolling
12-month
period. We have not issued or sold any Offered Shares, and there is no assurance that we will issue and sell any Offered Shares, nor is the number of Offered Shares that may be issued and sold currently determinable.